Debt Instruments Parenthetical Debt Instruments (Details) (USD $) In Millions, unless otherwise specified	Jun. 29, 2013
Debt Instrument [Line Items]
10% zero coupon notes face value	$ 19
10%-14.25% zero coupon rate face value	$ 105
Maximum [Domain]
Debt Instrument [Line Items]
10% zero coupon notes	10.00%
10%-14.25% zero coupon rate	14.25%
2.75% notes	2.75%
4.1% notes	4.10%
6.125% notes	6.125%
Minimum [Domain]
Debt Instrument [Line Items]
10% zero coupon notes	10.00%
10%-14.25% zero coupon rate	10.00%
2.75% notes	2.75%
4.1% notes	4.10%
6.125% notes	6.125%